Operating Leases - Rental Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Rental income	¥ 81,348	¥ 79,254	¥ 69,483